Capitalization - Convertible Preferred Stock (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	May 31, 2020
Temporary Equity [Line Items]
Original Issuance Price (in dollars per share)	$ 6.11
Temporary equity, shares authorized (in shares)	0	86,815,192				22,520,015
Temporary equity, shares outstanding (in shares)	0	73,914,149				15,717,345
Carrying Value Net of Issuance Costs	$ 0	$ 246,056,000				$ 156,848,000
Temporary equity, liquidation preference	$ 0	$ 271,845,000				$ 173,122
Series AA
Temporary Equity [Line Items]
Original Issuance Price (in dollars per share)		$ 0.9867
Temporary equity, shares authorized (in shares)		3,482,030
Temporary equity, shares outstanding (in shares)		3,482,030
Carrying Value Net of Issuance Costs		$ 3,435,000
Temporary equity, liquidation preference		$ 3,435,000
Series B
Temporary Equity [Line Items]
Original Issuance Price (in dollars per share)		$ 3.4132				$ 10.6592
Temporary equity, shares authorized (in shares)		20,660,715				6,615,809
Temporary equity, shares outstanding (in shares)		20,660,715				6,615,809
Carrying Value Net of Issuance Costs		$ 70,045,000				$ 70,045,000
Temporary equity, liquidation preference		$ 70,519,000				$ 70,519,000
Series B-1
Temporary Equity [Line Items]
Original Issuance Price (in dollars per share)		$ 3.9760	$ 12.4168	$ 3.9760	$ 12.4168	$ 12.4168		$ 3.9760	$ 3.9760
Temporary equity, shares authorized (in shares)		49,809,148				10,435,129
Temporary equity, shares outstanding (in shares)		42,133,496				5,672,925
Carrying Value Net of Issuance Costs		$ 150,553,000				$ 62,985,000
Temporary equity, liquidation preference		$ 167,523,000				$ 70,440,000
Series B-2
Temporary Equity [Line Items]
Original Issuance Price (in dollars per share)		$ 3.9760	$ 12.4168
Temporary equity, shares authorized (in shares)		2,515,083	805,360
Temporary equity, shares outstanding (in shares)		412,623
Carrying Value Net of Issuance Costs		$ 1,640,000
Temporary equity, liquidation preference		$ 1,640,000
Junior
Temporary Equity [Line Items]
Original Issuance Price (in dollars per share)		$ 3.9760				$ 12.4168	$ 12.4168
Temporary equity, shares authorized (in shares)		10,348,216				4,354,089
Temporary equity, shares outstanding (in shares)		7,225,285				2,313,623
Carrying Value Net of Issuance Costs		$ 20,383,000				$ 20,383,000
Temporary equity, liquidation preference		$ 28,728,000				$ 28,728,000